UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadion Money Management, Inc.
Address:  1061 Cliff Dawson Rd
          Watkinsville, GA 30677


Form 13F File Number:  28-11320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Isaac
Title:    Chief Compliance Officer
Phone:    (800) 222-7636

Signature, Place, and Date of Signing:

      /s/ Michael Isaac           Watkinsville, Georgia          May 14, 2012
      -----------------           ---------------------          ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           33
                                         -----------

Form 13F Information Table Value Total:  $ 2,902,691
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
SPDR S&P 500 ETF TR            TR UNIT          78462F103         229      39,000     PUT  SOLE                   39,000
ISHARES TR                     BARCLYS SH TREA  464288679         238       2,164 SH       SOLE                    2,164
PIMCO ETF TR                   1-5 US TIP IDX   72201R205         381       7,041 SH       SOLE                    7,041
VANGUARD BD INDEX FD INC       LONG TERM BOND   921937793         395       4,438 SH       SOLE                    4,438
VANGUARD SCOTTSDALE FDS        SHRT-TERM CORP   92206C409         664       8,401 SH       SOLE                    8,401
ISHARES TR                     IBOXX INV CPBD   464287242         886       7,662 SH       SOLE                    7,662
ISHARES TR                     BARCLYS 1-3 YR   464287457       1,243      14,745 SH       SOLE                   14,745
ISHARES TR                     BARCLYS MBS BD   464288588       1,437      13,308 SH       SOLE                   13,308
VANGUARD SCOTTSDALE FDS        INT-TERM CORP    92206C870       1,558      18,599 SH       SOLE                   18,599
ISHARES TR                     BARCLYS 3-7 YR   464288661       1,720      14,205 SH       SOLE                   14,205
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827       1,860      22,978 SH       SOLE                   22,978
ISHARES TR                     BARCLYS 7-10 YR  464287440       2,967      28,730 SH       SOLE                   28,730
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819       3,115      35,823 SH       SOLE                   35,823
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417       5,179     131,535 SH       SOLE                  131,535
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835       6,490      77,927 SH       SOLE                   77,927
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803       6,862     227,505 SH       SOLE                  227,505
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406      23,584     430,212 SH       SOLE                  430,212
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107      43,925     243,070 SH       SOLE                  243,070
ISHARES TR                     S&P SMLCAP 600   464287804      49,405     647,426 SH       SOLE                  647,426
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      63,229     875,018 SH       SOLE                  875,018
ISHARES TR                     MSCI EAFE INDEX  464287465      70,037   1,275,952 SH       SOLE                1,275,952
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106      74,920   1,444,374 SH       SOLE                1,444,374
ISHARES TR                     S&P 500 VALUE    464287408      81,419   1,253,944 SH       SOLE                1,253,944
SPDR SERIES TRUST              S&P DIVID ETF    78464A763      82,948   1,464,470 SH       SOLE                1,464,470
POWERSHARES ETF TR II          S&P500 LOW VOL   73937B779     118,358   4,416,336 SH       SOLE                4,416,336
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407     136,008   3,016,368 SH       SOLE                3,016,368
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308     183,949   5,397,570 SH       SOLE                5,397,570
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109     202,781   1,538,553 SH       SOLE                1,538,553
ISHARES TR                     S&P 500 INDEX    464287200     209,799   1,485,726 SH       SOLE                1,485,726
ISHARES TR                     S&P 100 IDX FD   464287101     219,487   3,427,342 SH       SOLE                3,427,342
ISHARES TR                     RUSSELL10 0 0GRW 464287614     290,709   4,399,345 SH       SOLE                4,399,345
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     449,268   6,650,900 SH       SOLE                6,650,900
SPDR S&P 500 ETF TR            TR UNIT          78462F103     567,643   4,031,271 SH       SOLE                4,031,271